TRADE AND OTHER RECEIVABLES (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Trade receivables from dor and concentrate sales	$ 19,970	$ 23,977
Advances and other receivables	5,189	7,443
Value added tax receivables	44,370	36,745
Trade and other receivables	69,529	68,165
Adjustments for decrease in value added taxes receivables	$ 10,400
Value added tax decrease in receivables sold factor rate	5.00%
Cote d'Ivoire
Trade and other receivables
Value added tax receivables	$ 5,100	1,000
Burkina Faso
Trade and other receivables
Value added tax receivables	22,700	20,900
Argentina
Trade and other receivables
Value added tax receivables	7,500	8,800
Unrealized foreign exchange loss	7,600
Foreign exchange gain	12,400
Mexico
Trade and other receivables
Value added tax receivables	$ 7,400	$ 4,700